Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers (Detail)
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Selling, general and administrative expenses [Member]
Disclosure of income statement [Line Items]
Selling, general and administrative expenses	¥ 208,197	$ 32,894	¥ 159,023	¥ 172,865